================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

           Simon D. Collier, President & Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                     Date of fiscal year end: May 31, 2006

        Date of reporting period: December 1, 2005 - February 28, 2006

================================================================================

Item 1. Schedule of Investments.

BROWN ADVISORY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (Unaudited)

Shares                     Security Description                        Value
------                     --------------------                     -----------
Common Stock - 96.5%
Consumer Discretionary - 22.1%
 10,800 Apollo Group, Inc., Class A+............................... $   533,304
 21,500 Brunswick Corp.............................................     843,445
 30,400 Gevity HR, Inc.............................................     765,472
 15,700 Laureate Education, Inc.+..................................     812,946
 36,800 Petsmart, Inc..............................................     955,328
 13,000 PF Chang's China Bistro, Inc.+.............................     628,420
                                                                    -----------
                                                                      4,538,915
                                                                    -----------
Consumer Staples - 4.6%
 31,400 Sysco Corp.................................................     944,826
                                                                    -----------
Energy - 8.2%
 19,000 Core Laboratories NV+......................................     871,150
108,550 Newpark Resources+.........................................     809,783
                                                                    -----------
                                                                      1,680,933
                                                                    -----------
Healthcare - 14.6%
 17,450 Affymetrix, Inc.+..........................................     619,648
 16,076 DaVita, Inc.+..............................................     938,678
 20,000 Kinetic Concepts, Inc.+....................................     742,000
 44,652 Salix Pharmaceuticals Ltd.+................................     703,715
                                                                    -----------
                                                                      3,004,041
                                                                    -----------
Industrial - 9.7%
 21,000 Amphenol Corp., Class A....................................   1,054,830
 16,200 Armor Holdings, Inc.+......................................     951,426
                                                                    -----------
                                                                      2,006,256
                                                                    -----------
Information Technology - 30.5%
  9,000 Avid Technology, Inc.+.....................................     421,560
 46,300 Dell, Inc.+................................................   1,342,700
 16,200 Electronic Arts, Inc.+.....................................     841,914
 32,848 Flir Systems, Inc.+........................................     848,792
 16,550 NAVTEQ Corp.+..............................................     766,431
 52,000 Parametric Technology Corp.+...............................     791,440
 16,979 Scientific Games Corp., Class A+...........................     519,218
 47,500 Wind River Systems, Inc.+..................................     734,825
                                                                    -----------
                                                                      6,266,880
                                                                    -----------
Material - 6.8%
 40,150 Senomyx, Inc.+.............................................     652,839
 26,000 Symyx Technologies+........................................     754,000
                                                                    -----------
                                                                      1,406,839
                                                                    -----------
Total Common Stock (Cost $19,525,317)..............................  19,848,690
                                                                    -----------
Short-Term Investments - 3.5%
Money Market Funds - 3.5%
 13,192 Cash Reserve Fund, Inc., Institutional Series..............      13,192
703,783 Cash Reserve Fund, Inc., Treasury Series...................     703,783
                                                                    -----------
Total Money Market Funds...........................................     716,975
                                                                    -----------
Total Short-Term Investments (Cost $ 716,975)......................     716,975
                                                                    -----------
Total Investments - 100.0% (Cost $20,242,292)*..................... $20,565,665
Other Assets and Liabilities, Net - 0.0%...........................       1,325
                                                                    -----------
NET ASSETS - 100.0%................................................ $20,566,990
                                                                    ===========
--------
+   Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation............. $ 2,969,259
            Gross Unrealized Depreciation.............  (2,645,886)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $   323,373
                                                       ===========

BROWN ADVISORY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (Unaudited)

Shares                    Security Description                       Value
------                    --------------------                    -----------
Real Estate Investment Trusts (REITS) - 96.5%
Diversified - 4.3%
  7,955 Colonial Properties Trust................................ $   384,624
  6,065 Vornado Realty Trust.....................................     539,724
                                                                  -----------
                                                                      924,348
                                                                  -----------
Office/Industrial - 27.3%
 10,180 AMB Property Corp........................................     546,157
 10,945 BioMed Realty Trust, Inc.................................     302,958
 11,780 Boston Properties, Inc...................................     997,413
 10,430 Corporate Office Properties Trust........................     433,054
  9,480 Duke Realty Corp.........................................     332,748
  7,870 First Industrial Realty Trust, Inc.......................     303,625
 13,660 First Potomac Realty Trust...............................     404,882
  8,570 Kilroy Realty Corp.......................................     641,207
  4,445 Liberty Property Trust...................................     199,047
 14,485 Prologis.................................................     760,752
 10,815 Reckson Associates Realty Corp...........................     442,334
  5,625 SL Green Realty Corp.....................................     488,869
                                                                  -----------
                                                                    5,853,046
                                                                  -----------
Regional Malls - 16.4%
  2,330 CBL & Associates Properties, Inc.........................      99,258
 14,960 General Growth Properties, Inc...........................     753,834
 10,340 Macerich Co..............................................     744,997
  5,095 Mills Corp...............................................     201,405
 16,191 Simon Property Group, Inc................................   1,343,367
  8,975 Taubman Centers, Inc.....................................     356,667
                                                                  -----------
                                                                    3,499,528
                                                                  -----------
Residential - 16.7%
 15,605 Archstone-Smith Trust....................................     739,677
  6,795 AvalonBay Communities, Inc...............................     699,885
  4,810 BRE Properties, Inc., Class A............................     261,520
  6,625 Camden Property Trust....................................     436,256
  8,215 Equity Residential.......................................     371,975
  6,700 Home Properties, Inc.....................................     330,712
  3,715 Post Properties, Inc.....................................     164,946
 21,210 United Dominion Realty Trust, Inc........................     567,368
                                                                  -----------
                                                                    3,572,339
                                                                  -----------
Specialty - 15.5%
 16,945 Ashford Hospitality Trust, Inc...........................     211,643
 10,435 Health Care Property Investors, Inc......................     286,650
  5,810 Healthcare Realty Trust, Inc.............................     216,771
 32,995 Host Mariott Corp........................................     641,093
 13,185 Nationwide Health Properties, Inc........................     296,926
 14,955 Sovran Self Storage, Inc.................................     777,660
 16,275 Sunstone Hotel Investor's, Inc...........................     477,834
 13,200 Ventas, Inc..............................................     409,200
                                                                  -----------
                                                                    3,317,777
                                                                  -----------
Strip Center - 16.3%
 13,400 Cedar Shopping Centers, Inc..............................     203,814
  3,970 Developers Diversified Realty Corp.......................     199,254
  9,225 Federal Realty Investors Trust...........................     642,890
 16,970 Kimco Realty Corp........................................     609,732
  5,840 Pan Pacific Retail Properties, Inc.......................     404,186
 14,025 Regency Centers Corp.....................................     904,613
 16,280 Tanger Factory Outlet Centers, Inc.......................     525,844
                                                                  -----------
                                                                    3,490,333
                                                                  -----------
Total Real Estate Investment Trusts (Cost $15,611,033)             20,657,371
                                                                  -----------
Short-Term Investment - 2.4%
Money Market Fund - 2.4%
513,344 Cash Reserve Fund, Inc., Treasury Series (Cost $513,344).     513,344
                                                                  -----------
Total Investments - 98.9% (Cost $16,124,377)*                     $21,170,715
Other Assets and Liabilities, Net - 1.1%                              226,332
                                                                  -----------
NET ASSETS - 100.0%.............................................. $21,397,047
                                                                  ===========
--------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation............. $5,059,194
             Gross Unrealized Depreciation.............    (12,856)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $5,046,338
                                                        ==========

BROWN ADVISORY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (Unaudited)

Shares                     Security Description                        Value
------                     --------------------                     -----------
Common Stock - 96.8%
Basic Materials - 5.6%
 87,105 Aceto Corp................................................. $   645,448
 65,100 Compass Minerals International, Inc........................   1,624,245
 63,800 HB Fuller Co...............................................   2,590,280
 70,700 Novelis, Inc...............................................   1,303,708
                                                                    -----------
                                                                      6,163,681
                                                                    -----------
Capital Goods - 6.7%
153,200 EDO Corp...................................................   4,462,716
 51,800 Kaman Corp., Class A.......................................   1,176,378
 24,100 Lincoln Electric Holdings, Inc.............................   1,112,456
 24,800 Measurement Specialties, Inc.+.............................     605,616
  5,900 Velcro Industries NV.......................................      81,656
                                                                    -----------
                                                                      7,438,822
                                                                    -----------
Commercial Services & Supplies - 14.0%
 81,700 Adesa, Inc.................................................   2,042,500
 39,200 Banta Corp.................................................   1,909,432
407,114 CBIZ, Inc.+................................................   2,955,648
 36,000 Convergys Corp.+...........................................     625,320
 77,900 Electro Rent Corp.+........................................   1,160,710
 78,800 Global Cash Access, Inc.+..................................   1,331,720
 34,900 Providence Service Corp.+..................................   1,075,967
 65,800 Silgan Holdings, Inc.......................................   2,593,836
 34,200 Standard Parking Corp.+....................................     731,538
 47,400 Technical Olympic USA, Inc.................................   1,003,932
                                                                    -----------
                                                                     15,430,603
                                                                    -----------
Consumer Discretionary - 1.7%
143,400 Corinthian Colleges, Inc.+.................................   1,858,464
                                                                    -----------
Consumer Staples - 2.8%
245,100 Del Monte Foods Co.........................................   2,666,688
 24,900 Spectrum Brands, Inc.+.....................................     474,843
                                                                    -----------
                                                                      3,141,531
                                                                    -----------
Energy - 3.5%
 71,500 Comstock Resources, Inc.+..................................   2,009,150
 17,000 Penn Virginia Corp.........................................   1,051,450
 18,000 Western Gas Resources, Inc.................................     851,580
                                                                    -----------
                                                                      3,912,180
                                                                    -----------
Financials - 18.3%
 19,300 Affiliated Managers Group+.................................   1,899,699
200,100 Crescent Real Estate Equities Co...........................   4,212,105
  4,000 First City Liquidating Trust Loans Assets Corp.+ (+/-).....       2,800
 88,400 Hilb Rogal & Hobbs Co......................................   3,416,660
100,700 Interactive Data Corp......................................   2,265,750
 78,400 Jackson Hewitt Tax Service, Inc............................   2,226,560
 91,400 Nelnet, Inc., Class A+.....................................   3,788,530
 98,500 Trizec Properties, Inc.....................................   2,390,595
                                                                    -----------
                                                                     20,202,699
                                                                    -----------

Health Care - 3.8%
   39,800 Syneron Medical, Ltd.+..................................    1,090,520
   97,800 West Pharmaceutical Services, Inc.......................    3,157,962
                                                                   ------------
                                                                      4,248,482
                                                                   ------------
Hotel, Restaurants & Leisure - 5.2%
  132,400 AFC Enterprises, Inc....................................    2,057,496
  103,900 Speedway Motorsports, Inc...............................    3,724,815
                                                                   ------------
                                                                      5,782,311
                                                                   ------------
Information Technology - 14.8%
   75,700 Acxiom Corp.............................................    1,959,116
   34,000 InfoSpace, Inc.+........................................      819,740
  247,100 infoUSA, Inc............................................    2,903,425
  138,600 Lipman Electronic Engineering, Ltd.+....................    3,399,858
   50,800 Mantech International Corp.+............................    1,427,480
   66,700 Mercury Interactive Corp.+..............................    2,367,516
   73,000 Progress Software Corp.+................................    2,131,600
   40,600 Transaction Systems Architects, Inc. +..................    1,354,416
                                                                   ------------
                                                                     16,363,151
                                                                   ------------
Media - 8.2%
  349,600 Hollinger International, Inc., Class A..................    3,251,280
  213,100 MDC Partners, Inc., Class A+............................    1,822,005
   36,400 RH Donnelley Corp.+.....................................    2,220,400
   41,600 Valuevision Media, Inc., Class A+.......................      528,736
   43,700 WebEx Communications, Inc.+.............................    1,218,356
                                                                   ------------
                                                                      9,040,777
                                                                   ------------
Retailing - 8.4%
  142,600 Cash America International, Inc.........................    3,821,680
  139,100 Handleman Co............................................    1,367,353
   53,650 Stage Stores, Inc.......................................    1,564,434
  152,100 Triarc Cos., Inc., Class A..............................    2,582,658
                                                                   ------------
                                                                      9,336,125
                                                                   ------------
Transportation - 3.8%
  131,400 Pacer International, Inc................................    4,185,090
                                                                   ------------
Total Common Stock (Cost $89,985,535).............................  107,103,916
                                                                   ------------
Short-Term Investment - 2.8%
Money Market Fund - 2.8%
3,058,764 Cash Reserve Fund, Inc., Treasury Series (Cost
            $3,058,764)...........................................    3,058,764
                                                                   ------------
Total Investments - 99.6% (Cost $93,044,299)*..................... $110,162,680
Other Assets and Liabilities, Net - 0.4%..........................      392,086
                                                                   ------------
NET ASSETS - 100.0%............................................... $110,554,766
                                                                   ============
--------
+    Non-income producing security.
(+/-)Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities.

At the end of the period, the value of these securities amounted to $2,800 or less than 1% of net assets.

                                                              Acquisition Value
 Security                   Acquisition Date Acquisition Cost     Per Unit
 --------                   ---------------- ---------------- -----------------
 First City Liquidating
   Trust...................  March 4, 2003        $8,050           $2.0125
    Loans Assets Corp......

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation............. $20,008,144
            Gross Unrealized Depreciation.............  (2,889,763)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $17,118,381
                                                       ===========

BROWN ADVISORY INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 26, 2005 (Unaudited)

Shares                      Security Description                       Value
------                      --------------------                    -----------
Common Stock - 91.8%
Australia - 4.0%
  188,000 Lend Lease Corp., Ltd.................................... $ 1,861,428
  160,000 Woodside Petroleum, Ltd..................................   4,812,003
1,355,000 John Fairfax Holdings, Ltd...............................   3,995,655
                                                                    -----------
                                                                     10,669,086
                                                                    -----------
Canada - 2.6%
   52,000 Suncor Energy, Inc.......................................   3,889,818
   57,500 Talisman Energy, Inc.....................................   3,021,495
                                                                    -----------
                                                                      6,911,313
                                                                    -----------
Denmark - 1.7%
  100,000 H. Lundbeck A/S..........................................   2,061,361
   41,000 Novo-Nordisk A/S, Series B...............................   2,410,994
                                                                    -----------
                                                                      4,472,355
                                                                    -----------
Finland - 0.4%
   56,000 Nokia OYJ................................................   1,048,352
                                                                    -----------
France - 7.8%
  184,000 France Telecom S/A.......................................   4,004,054
   28,000 L'Oreal SA...............................................   2,478,984
   25,500 LVMH Moet Hennessy.......................................   2,318,458
   29,715 SEB SA...................................................   3,201,276
   74,000 Societe Television Francaise 1...........................   2,230,633
   25,450 Total SA.................................................   6,403,088
                                                                    -----------
                                                                     20,636,493
                                                                    -----------
Germany - 3.5%
   22,000 Allianz AG...............................................   3,556,096
   29,000 Altana AG................................................   1,555,035
   85,624 Bayerische Motoren Werke AG..............................   4,114,526
                                                                    -----------
                                                                      9,225,657
                                                                    -----------
Greece - 1.8%
  169,200 Hellenic Technodomiki Tev SA.............................   1,464,725
  144,300 Public Power Corp........................................   3,227,888
                                                                    -----------
                                                                      4,692,613
                                                                    -----------
Hong Kong - 6.3%
9,000,000 China Construction Bank+.................................   4,205,499
  493,000 China Mobile Hong Kong, Ltd..............................   2,408,536
  370,000 CLP Holdings, Ltd........................................   2,120,023
3,700,000 CNOOC, Ltd...............................................   3,123,993
1,030,000 Hong Kong & China Gas....................................   2,469,546
  240,000 Hutchison Whampoa, Ltd...................................   2,289,338
                                                                    -----------
                                                                     16,616,935
                                                                    -----------
India - 0.2%
   90,000 Mahanagar Telephone Nigam, Ltd. ADR......................     605,700
                                                                    -----------
Ireland - 3.2%
  178,000 Allied Irish Banks plc...................................   4,255,530
  127,000 CRH plc..................................................   4,149,288
                                                                    -----------
                                                                      8,404,818
                                                                    -----------
Japan - 32.5%
  411,000 Ajinomoto Co., Inc.......................................   4,401,987
   59,100 Astellas Pharmaceutical, Inc.............................   2,297,128

   37,000 Canon, Inc...............................................   2,339,365
   80,000 Daikin Industries, Ltd...................................   2,681,062
   52,000 Denso Corp...............................................   1,922,349
   53,000 Eisai Co., Ltd...........................................   2,476,614
  107,000 FamilyMart Co., Ltd......................................   3,373,353
   31,500 Fanuc, Ltd...............................................   2,693,587
   18,700 Hirose Electric Co., Ltd.................................   2,555,249
   38,000 Honda Motor Co., Ltd.....................................   2,264,738
   52,000 Hoya Corp................................................   2,084,042
   84,000 Kao Corp.................................................   2,292,723
    9,700 Keyence Corp.............................................   2,685,252
  267,000 Kuraray Co., Ltd.........................................   3,228,676
      150 Millea Holdings, Inc.....................................   3,096,523
  180,000 Mitsubishi Estate Co., Ltd...............................   3,832,434
      235 Mitsubishi UFJ Financial Group...........................   3,552,149
   30,600 Murata Manufacturing Co., Ltd............................   1,924,146
  110,500 Nikko Cordial Corp.......................................   1,777,163
      240 Nippon Telegraph & Telephone Corp........................   1,048,931
    1,560 NTT DoCoMo, Inc..........................................   2,344,548
   21,400 Rohm Co., Ltd............................................   2,077,616
   45,000 Secom Co., Ltd...........................................   2,254,373
  122,000 Sega Sammy Holdings, Inc.................................   5,037,011
   13,100 Shimamura Co., Ltd.......................................   1,500,376
   51,000 Shin-Etsu Chemical Co., Ltd..............................   2,744,375
   43,000 Sony Corp................................................   2,053,898
  475,000 Sumitromo Trust & Banking Co., Ltd.......................   4,894,623
  129,000 Takeda Pharmaceutical Co., Ltd...........................   7,242,496
   48,000 Takefuji Corp............................................   3,101,188
                                                                    -----------
                                                                     85,777,975
                                                                    -----------
Netherlands - 7.4%
   79,000 Akzo Nobel NV............................................   4,012,878
   61,000 Heineken Holding NV, Class A.............................   2,123,890
  122,000 ING Groep NV.............................................   4,586,729
  287,500 Reed Elsevier NV.........................................   3,887,498
  151,679 TNT NV...................................................   4,939,311
                                                                    -----------
                                                                     19,550,306
                                                                    -----------
Spain - 0.5%
   40,000 Inditex SA...............................................   1,437,071
                                                                    -----------
Sweden - 1.0%
  335,000 Ericsson LM, Class B.....................................   1,143,345
   42,100 Hennes & Mauritz AB, Class B.............................   1,535,312
                                                                    -----------
                                                                      2,678,657
                                                                    -----------
Switzerland - 3.4%
    7,800 Nestle SA................................................   2,294,030
   40,000 Novartis AG..............................................   2,153,095
   19,500 Zurich Financial Services AG.............................   4,608,875
                                                                    -----------
                                                                      9,056,000
                                                                    -----------
United Kingdom - 15.5%
  305,000 Aviva plc................................................   4,222,212
  380,000 BG Group plc.............................................   4,450,390
  520,400 BP plc...................................................   5,752,294
  631,497 Centrica plc.............................................   3,218,701
  350,000 Kingfisher plc...........................................   1,401,658
   71,000 Reckitt Benckiser plc....................................   2,528,818
  114,000 Rio Tinto plc............................................   5,360,470
  131,500 Royal Bank of Scotland Group plc.........................   4,404,483
  394,200 Unilever plc.............................................   4,063,383
1,913,500 Vodafone Group plc.......................................   3,659,470
  500,000 William Morrison Supermarkets plc........................   1,870,778
                                                                    -----------
                                                                     40,932,657
                                                                    -----------
Total Common Stock (Cost $188,963,192)............................. 242,715,988
                                                                    -----------

Short-Term Investments - 7.7%

Principal
---------
Money Martet Deposit Account - 0.0%
$    63,854 Citibank Money Market Deposit Account (Cost $63,854)..       63,854
                                                                   ------------
Shares
------
Money Market Funds - 7.7%
  7,412,089 Citi(SM) Institutional Trust Cash Reserves, Class O...    7,412,089
 12,906,498 Citi(SM) Institutional Trust Liquid Reserves, Class A.   12,906,498
                                                                   ------------
Total Money Market Funds (Cost $20,318,587).......................   20,318,587
                                                                   ------------
Total Short-Term Investments (Cost $20,421,049)...................   20,382,441
                                                                   ------------
Number of
Contracts
---------
Put Options Purchased - 0.1%
 11,386,555 Foreign - Non U.S. Dollar Denominated European Unit,
              Expiration 07/05/06 (Cost $430,890).................      253,385
                                                                   ------------
Total Investments - 99.6% (Cost $209,776,523)*.................... $263,351,814
Other Assets and Liabilities, Net - 0.4%..........................      965,596
                                                                   ------------
NET ASSETS - 100.0%                                                $264,317,410
                                                                   ============
--------
+   Non-income producing security.
    ADR American Depositary Receipt.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation............. $56,543,070
            Gross Unrealized Depreciation.............  (2,965,116)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $53,577,954
                                                       ===========

BROWN ADVISORY VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (Unaudited)

Shares                       Security Description                      Value
------                       --------------------                   -----------
Common Stock - 96.1%
Banks - 6.7%
   131,990  Bank of America Corp................................... $ 6,051,741
   148,070  North Fork Bancorporation, Inc.........................   3,781,708
                                                                    -----------
                                                                      9,833,449
                                                                    -----------
Basic Materials - 5.3%
   104,665  El Du Pont de Nemours & Co.............................   4,211,720
   192,905  RPM International, Inc.................................   3,480,006
                                                                    -----------
                                                                      7,691,726
                                                                    -----------
Consumer Discretionary - 12.2%
    83,470  Brunswick Corp.........................................   3,274,528
   127,663  Gap, Inc...............................................   2,366,872
    49,980  Home Depot, Inc........................................   2,106,657
   134,859  Jones Apparel Group, Inc...............................   3,900,122
    35,485  Outback Steakhouse, Inc................................   1,483,628
   275,425  Time Warner, Inc.......................................   4,767,607
                                                                    -----------
                                                                     17,899,414
                                                                    -----------
Consumer Staples - 7.9%
    47,020  Anheuser-Busch Cos., Inc...............................   1,953,211
   116,775  Avon Products, Inc.....................................   3,368,959
    25,880  Fortune Brands, Inc....................................   2,006,994
    61,520  Unilever NV............................................   4,281,177
                                                                    -----------
                                                                     11,610,341
                                                                    -----------
Diversified Financials - 4.6%
   115,055  Citigroup, Inc.........................................   5,335,100
    24,135  Morgan Stanley.........................................   1,439,894
                                                                    -----------
                                                                      6,774,994
                                                                    -----------
Energy - 3.7%
    73,610  Chevron Corp...........................................   4,157,493
    21,795  ConocoPhillips.........................................   1,328,623
                                                                    -----------
                                                                      5,486,116
                                                                    -----------
Health Care - 17.5%
   182,895  Boston Scientific Corp.+...............................   4,466,296
   113,509  Health Management Associates, Inc., Class A............   2,416,607
    80,635  Johnson & Johnson......................................   4,648,608
   157,950  Merck & Co., Inc.......................................   5,506,137
   326,690  Pfizer, Inc............................................   8,556,011
                                                                    -----------
                                                                     25,593,659
                                                                    -----------
Industrials - 10.9%
   117,980  Dover Corp.............................................   5,655,961
   104,485  General Electric Co....................................   3,434,422

  189,525 Tyco International, Ltd.................................    4,887,850
   21,625 Union Pacific Corp......................................    1,914,894
                                                                   ------------
                                                                     15,893,127
                                                                   ------------
Information Technology - 14.4%
   28,370 Affiliated Computer Services, Inc., Class A+............    1,785,040
  143,140 Intel Corp..............................................    2,948,684
  125,330 Microsoft Corp..........................................    3,371,377
  188,250 Nokia Corp. ADR.........................................    3,497,685
  144,006 Parametric Technology Corp.+............................    2,191,771
   82,648 Seagate Technology......................................    2,195,957
  149,280 Verizon Communications, Inc.............................    5,030,736
                                                                   ------------
                                                                     21,021,250
                                                                   ------------
Insurance - 12.9%
   79,690 American International Group, Inc.......................    5,288,228
   30,365 Chubb Corp..............................................    2,907,449
   57,470 Lincoln National Corp...................................    3,262,572
   95,860 Marsh & McLennan Cos., Inc..............................    2,963,033
   49,725 PartnerRe, Ltd..........................................    3,013,832
   20,370 XL Capital, Ltd., Class A...............................    1,375,994
                                                                   ------------
                                                                     18,811,108
                                                                   ------------
Total Common Stock (Cost $128,939,528)............................  140,615,184
                                                                   ------------
Short-Term Investment - 3.2%
Money Market Fund - 3.2%
4,700,925 Cash Reserve Fund, Inc., Treasury Series (Cost
            $4,700,925)...........................................    4,700,925
                                                                   ------------
Total Investments - 99.3% (Cost $133,640,453)*.................... $145,316,109
Other Assets and Liabilities, Net - 0.7%..........................      989,015
                                                                   ------------
NET ASSETS - 100.0%............................................... $146,305,124
                                                                   ============
--------
+   Non-income producing security.
    ADR- American Depositary Receipt
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation............. $13,668,357
            Gross Unrealized Depreciation.............  (1,992,701)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $11,675,656
                                                       ===========

BROWN ADVISORY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (Unaudited)

Shares                     Security Description                        Value
------                     --------------------                     -----------
Common Stock - 95.4%
Autos & Transportation - 1.3%
 49,945 Forward Air Corp........................................... $ 1,772,049
                                                                    -----------
Bio-Technology - 6.0%
 85,000 Affymetrix, Inc.+..........................................   3,018,350
 17,000 LifeCell Corp.+............................................     375,020
 95,635 Martek Biosciences Corp.+..................................   3,259,241
103,000 Senomyx, Inc.+.............................................   1,674,780
                                                                    -----------
                                                                      8,327,391
                                                                    -----------
Consumer Discretionary - 13.7%
 13,356 Apollo Group, Inc., Class A+...............................     659,519
 80,000 Bright Horizons Family Solutions, Inc.+....................   2,680,800
 11,189 Corporate Executive Board Co...............................   1,118,900
 50,000 CoStar Group, Inc.+........................................   2,580,500
 40,000 Getty Images, Inc.+........................................   3,241,200
 93,000 iPass, Inc.+...............................................     686,340
 26,000 Laureate Education, Inc.+..................................   1,346,280
 28,314 Life Time Fitness, Inc.+...................................   1,188,055
 80,000 Navigant Consulting, Inc.+.................................   1,559,200
 80,000 Regal Entertainment Group..................................   1,521,600
240,000 Tivo, Inc.+................................................   1,332,000
 39,418 Universal Technical Institute, Inc.+.......................   1,214,468
                                                                    -----------
                                                                     19,128,862
                                                                    -----------
Diagnostics - 3.0%
 84,000 Gen-Probe, Inc.+...........................................   4,196,640
                                                                    -----------
Energy - 9.2%
 78,000 Core Laboratories NV+......................................   3,576,300
 57,000 FMC Technologies, Inc.+....................................   2,674,440
180,000 Input/Output, Inc.+........................................   1,360,800
 75,000 KFX, Inc.+.................................................   1,566,000
495,000 Newpark Resources+.........................................   3,692,700
                                                                    -----------
                                                                     12,870,240
                                                                    -----------
Financials - 1.0%
 42,081 Digital Insight Corp.+.....................................   1,390,777
                                                                    -----------
Health Care Equipment & Services - 5.5%
195,000 Eclipsys Corp.+............................................   5,015,400
 75,000 Sunrise Senior Living, Inc.+...............................   2,659,500
                                                                    -----------
                                                                      7,674,900
                                                                    -----------
Materials & Processing - 4.5%
150,000 Symyx Technologies, Inc.+..................................   4,350,000
 74,660 Trex Co., Inc.+............................................   1,940,413
                                                                    -----------
                                                                      6,290,413
                                                                    -----------
Medical Devices - 9.0%
305,595 Align Technology, Inc.+....................................   2,493,655
 85,000 ArthroCare Corp.+..........................................   3,839,450
 30,000 Intuitive Surgical, Inc.+..................................   2,706,000
 86,650 SonoSite, Inc.+............................................   3,497,194
                                                                    -----------
                                                                     12,536,299
                                                                    -----------
Pharmaceuticals - 0.4%
 37,058 Salix Pharmaceuticals, Ltd.+...............................     584,034
                                                                    -----------
Producer Durables - 3.6%
140,000 ATMI, Inc.+................................................   4,204,200
 48,180 Color Kinetics, Inc.+......................................     841,705
                                                                    -----------
                                                                      5,045,905
                                                                    -----------
Retail - 7.8%
 96,505 Hot Topic, Inc.+...........................................   1,271,936

   27,000 PF Chang's China Bistro, Inc.+..........................    1,305,180
  163,000 Petsmart, Inc...........................................    4,231,480
   45,000 Red Robin Gourmet Burgers, Inc.+........................    1,799,550
   63,000 School Specialty, Inc.+.................................    2,197,440
                                                                   ------------
                                                                     10,805,586
                                                                   ------------
Search & Navigation Equipment - 2.4%
   37,000 ESCO Technologies, Inc.+................................    1,878,860
   55,000 Flir Systems, Inc.+.....................................    1,421,200
                                                                   ------------
                                                                      3,300,060
                                                                   ------------
Technology: Communication Services & Equipment - 6.3%
  200,000 Akamai Technologies, Inc.+..............................    5,300,000
  260,000 Tekelec, Inc.+..........................................    3,486,600
                                                                   ------------
                                                                      8,786,600
                                                                   ------------
Technology: Computers - 4.3%
  133,945 3D Systems Corp.+.......................................    2,544,955
   20,264 Factset Research Systems, Inc...........................      793,336
  120,000 Jack Henry & Associates, Inc............................    2,641,200
                                                                   ------------
                                                                      5,979,491
                                                                   ------------
Technology: Semi-Electronics - 4.1%
  140,000 Integrated Device Technology, Inc.+.....................    2,079,000
  146,000 Power Integrations, Inc.+...............................    3,625,180
                                                                   ------------
                                                                      5,704,180
                                                                   ------------
Technology: Software - 11.9%
   31,000 Avid Technology, Inc.+..................................    1,452,040
   95,895 Concur Technologies, Inc.+..............................    1,453,768
   63,000 NAVTEQ Corp.+...........................................    2,917,530
  120,671 Open Solutions, Inc.+...................................    3,276,218
  219,043 Synplicity, Inc.+.......................................    1,537,682
   60,000 Take-Two Interactive Software, Inc.+....................      934,800
   33,000 THQ, Inc.+..............................................      792,000
  275,000 Wind River Systems, Inc.+...............................    4,254,250
                                                                   ------------
                                                                     16,618,288
                                                                   ------------
Telecommunications Services - 1.4%
   80,000 Priceline.com, Inc.+....................................    1,964,000
                                                                   ------------
Total Common Stock (Cost $96,331,919).............................  132,975,715
                                                                   ------------
Short-Term Investments - 4.5%
Money Market Funds - 4.5%
3,066,907 Cash Reserve Fund, Inc., Institutional Series...........    3,066,907
3,151,472 Cash Reserve Fund, Inc., Treasury Series................    3,151,472
                                                                   ------------
Total Money Market Funds..........................................    6,218,379
                                                                   ------------
Total Short-Term Investments (Cost $ 6,218,379)...................    6,218,379
                                                                   ------------
Total Investments - 99.9% (Cost $102,550,298)*.................... $139,194,094
Other Assets and Liabilities, Net - 0.1%..........................      200,121
                                                                   ------------
NET ASSETS - 100.0%............................................... $139,394,215
                                                                   ============
--------
+  Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation............. $40,552,370
            Gross Unrealized Depreciation.............  (3,908,574)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $36,643,796
                                                       ===========

BROWN ADVISORY GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (Unaudited)

Shares                     Security Description                       Value
------                     --------------------                    -----------
Common Stock - 95.7%
Consumer Discretionary - 18.2%
   31,000 Best Buy Co., Inc....................................... $ 1,669,660
   45,000 Comcast Corp., Class A+.................................   1,203,750
   28,000 Kohl's Corp.+...........................................   1,347,080
   17,000 Laureate Education, Inc.+...............................     880,260
   14,000 Lowe's Cos., Inc........................................     954,520
   20,000 Marriott International, Inc., Class A...................   1,368,000
   18,000 Petsmart, Inc...........................................     467,280
   16,000 Target Corp.............................................     870,400
   24,000 Viacom, Inc., Class B+..................................     959,040
                                                                   -----------
                                                                     9,719,990
                                                                   -----------
Consumer Staples - 9.8%
   29,000 Alberto-Culver Co.......................................   1,324,430
   22,000 PepsiCo, Inc............................................   1,300,420
   47,000 Sysco Corp..............................................   1,414,230
   27,000 Walgreen Co.............................................   1,211,220
                                                                   -----------
                                                                     5,250,300
                                                                   -----------
Energy - 4.4%
   14,000 FMC Technologies, Inc.+.................................     656,880
   14,500 Schlumberger, Ltd.......................................   1,667,500
                                                                   -----------
                                                                     2,324,380
                                                                   -----------
Financials - 9.2%
   27,500 American Express Co.....................................   1,481,700
   23,500 American International Group, Inc.......................   1,559,460
   23,500 Mellon Financial Corp...................................     848,115
   17,000 Morgan Stanley..........................................   1,014,220
                                                                   -----------
                                                                     4,903,495
                                                                   -----------
Health Care - 17.7%
   30,000 Amgen, Inc.+............................................   2,264,700
   21,000 Eli Lilly & Co..........................................   1,168,020
   20,500 Laboratory Corp. of America Holdings+...................   1,191,255
   23,000 Medtronic, Inc..........................................   1,240,850
   46,000 Pfizer, Inc.............................................   1,204,740
   11,500 Pharmaceutical Product Development, Inc.................     800,285
   34,000 Stryker Corp............................................   1,571,480
                                                                   -----------
                                                                     9,441,330
                                                                   -----------
Industrials - 8.6%
   27,000 Amphenol Corp., Class A.................................   1,356,210
   34,000 General Electric Co.....................................   1,117,580
   14,500 Jacobs Engineering Group, Inc.+.........................   1,243,230
   10,500 L-3 Communications Holdings, Inc........................     872,655
                                                                   -----------
                                                                     4,589,675
                                                                   -----------
Software & Services - 17.3%
   54,000 Accenture, Ltd., Class A................................   1,763,640
   85,500 BEA Systems, Inc.+......................................     980,685
   15,000 CDW Corp................................................     852,900
  104,500 Cisco Systems, Inc.+....................................   2,115,080
   16,000 Electronic Arts, Inc.+..................................     831,520
   81,000 Microsoft Corp..........................................   2,178,900
   33,400 Parametric Technology Corp.+............................     508,348
                                                                   -----------
                                                                     9,231,073
                                                                   -----------
Technology Hardware & Equipment - 10.4%
   41,500 Analog Devices, Inc.....................................   1,582,810
   77,000 Dell, Inc.+.............................................   2,233,000
   38,000 Intel Corp..............................................     782,800
   32,500 Texas Instruments, Inc..................................     970,125
                                                                   -----------
                                                                     5,568,735
                                                                   -----------
Total Common Stock (Cost $42,782,341).............................  51,028,978
                                                                   -----------
Short-Term Investments - 5.0%
Money Market Funds - 5.0%
  830,221 Cash Reserve Fund, Inc., Institutional Series...........     830,221
1,838,266 Cash Reserve Fund, Inc., Treasury Series................   1,838,266
                                                                   -----------
Total Money Market Funds..........................................   2,668,487
                                                                   -----------
Total Short-Term Investments (Cost $ 2,668,487)...................   2,668,487
                                                                   -----------
Total Investments - 100.7% (Cost $45,450,828)*.................... $53,697,465
Other Assets & Liabilities, Net - (0.7)%..........................    (358,696)
                                                                   -----------
NET ASSETS - 100.0%                                                $53,338,769
                                                                   ===========
--------
+  Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation............. $9,133,817
             Gross Unrealized Depreciation.............   (887,180)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $8,246,637
                                                        ==========

BROWN ADVISORY MARYLAND BOND FUND
SCHEDULE OF INVESTMENTS
February 28th, 2006 (Unaudited)

Face Amount          Security Description            Rate  Maturity    Value
-----------          --------------------            ----  -------- -----------
Municipal Bonds - 96.7%
General Obligation Bonds - 41.2%
$  100,000  Anne Arundel County Maryland............ 5.25% 08/01/09 $   105,838
   100,000  Anne Arundel County Maryland............ 5.00  02/01/10     103,800
   250,000  Anne Arundel County Maryland............ 5.00  02/15/10     264,267
   500,000  Anne Arundel County Maryland............ 4.75  02/15/17     524,725
 1,350,000  Anne Arundel County Maryland............ 5.00  03/01/17   1,470,771
   500,000  Anne Arundel County Maryland............ 4.80  02/15/18     526,730
   165,000  Anne Arundel County Maryland
              Prerefunded 05/15/09 @ 101............ 5.00  05/15/13     174,446
 1,400,000  Baltimore County Maryland Consolidated
              Public Improvement.................... 5.00  09/01/13   1,510,712
   835,000  Baltimore County Maryland Metropolitan
              District.............................. 4.40  08/01/09     861,820
   500,000  Baltimore County Maryland Metropolitan
              District 67th Issue................... 5.00  06/01/07     510,105
   220,000  Baltimore Maryland...................... 7.50  10/15/08     241,483
   500,000  Carroll County Maryland County
              Commissioners Consolidated............ 4.00  12/01/15     507,985
   200,000  Carroll County Maryland County
              Commissioners Consolidated Public
              Improvement Prerefunded 12/01/06 @ 101 5.10  12/01/12     204,642
   100,000  Carroll County Maryland County
              Commissioners Consolidated Public
              Improvement Prerefunded 12/01/07 @ 101 5.00  12/01/15     103,695
   500,000  Charles County Maryland Consolidated
              Public Improvement.................... 4.20  02/01/11     516,610
   250,000  Charles County Maryland County
              Commissioners Consolidated Public
              Improvement........................... 3.00  03/01/10     243,553
 1,000,000  Frederick County Maryland Public
              Facilites............................. 5.00  12/01/17   1,094,120
   500,000  Frederick County Maryland Public
              Facilities............................ 5.25  11/01/18     568,315
   100,000  Frederick County Maryland Public
              Facilities............................ 5.00  07/01/07     102,189
   800,000  Frederick County Maryland Public
              Facilities............................ 4.00  07/01/08     811,320
   225,000  Frederick County Maryland Public
              Facilities Series A................... 3.80  07/01/07     226,413
   250,000  Garrett County Maryland Hospital
              Refunding FGIC Insured................ 5.10  07/01/09     262,943
   740,000  Harford County Maryland................. 5.00  12/01/13     772,849
   200,000  Harford County Maryland Consolidated
              Public Improvement.................... 4.25  01/15/13     207,018
   240,000  Howard County Maryland Consolidated
              Public Improvement Series A........... 4.30  02/15/08     244,250
   350,000  Howard County Maryland Consolidated
              Public Improvement Series A........... 5.00  02/15/08     360,815
   295,000  Howard County Maryland Consolidated
              Public Improvement Series A........... 5.00  02/15/09     303,974
   230,000  Howard County Maryland Consolidated
              Public Improvement Series A........... 2.50  08/15/10     216,184
    30,000  Howard County Maryland Consolidated
              Public Improvement Series A
              Prerefunded 02/15/08 @ 100............ 5.00  02/15/09      30,944
   565,000  Maryland National Capital Park &
              Planning Park Acquisition &
              Development Series BB2................ 3.50  07/01/09     566,311
 1,100,000  Montgomery County Maryland Consolidated
              Public Improvement Series A........... 5.00  01/01/10   1,140,546
   325,000  Montgomery County Maryland Consolidated
              Public Improvement Series A........... 4.70  01/01/13     334,396
   500,000  Montgomery County Maryland Consolidated
              Public Improvement Series A........... 5.00  09/01/15     546,235
   500,000  Montgomery County Maryland Consolidated
              Public Improvement Series A........... 5.00  04/01/17     541,915
 1,090,000  Montgomery County Maryland Consolidated
              Public Improvement Series A
              Prerefunded 05/01/08 @ 101............ 4.88  05/01/13   1,134,963
   125,000  Montgomery County Maryland Consolidated
              Public Improvement Series A
              Prerefunded 05/01/09 @ 101............ 4.75  05/01/12     131,241
   100,000  Montgomery County Maryland Consolidated
              Public Improvement Series A
              Prerefunded 01/01/10 @ 101............ 5.60  01/01/16     108,677
 1,000,000  Montgomery County Maryland Series A..... 5.00  11/01/07   1,026,530
   500,000  Montgomery County Maryland Series A..... 5.00  11/01/09     527,305
   500,000  Ocean City Maryland FGIC Insured........ 4.25  03/01/11     516,740
   600,000  Ocean City Maryland MBIA Insured........ 3.25  03/01/11     590,508
 1,000,000  Prince Georges County Maryland
              Consolidated Public Improvement....... 3.25  09/15/11     978,240
    50,000  Prince Georges County Maryland
              Consolidated Public Improvement
              Prerefunded 10/01/09 @ 101 FSA Insured 5.00  10/01/12      53,099
   500,000  St Mary's County Maryland Public
              Facilities............................ 3.25  11/01/08     498,145
 1,000,000  State of Maryland....................... 5.00  02/01/14   1,091,290
   385,000  State of Maryland State & Local
              Facilities Loan 1st Series............ 4.00  03/01/08     389,732
   500,000  State of Maryland State & Local
              Facilities Loan 1st Series............ 4.75  03/01/09     517,815
   500,000  State of Maryland State & Local
              Facilities Loan 1st Series
              Prerefunded 02/15/06 @ 100.5.......... 5.00  08/01/15     545,985
    50,000  State of Maryland State & Local
              Facilities Loan 1st Series
              Prerefunded 03/01/09 @ 101............ 4.50  03/01/14      52,009
   225,000  State of Maryland State & Local
              Facilities Loan 2nd Series............ 5.00  08/01/08     232,175
   150,000  State of Maryland State & Local
              Facilities Loan 2nd Series
              Prerefunded 08/01/07 @ 101............ 5.00  08/01/09     154,846
   500,000  State of Maryland State & Local
              Facilities Loan 2nd Series, Series A.. 5.00 08/01/15 550,560 2,210,000 State of Maryland State & Local
              Facilities Loan Capital Improvement
              Series A.............................. 5.50  08/01/13   2,478,338
   500,000  Washington Suburban Sanitation District
              - General Construction................ 5.00  06/01/08     517,530
   500,000  Washington Suburban Sanitation District
              - General Construction................ 4.25  06/01/10     516,235
   100,000  Washington Suburban Sanitation District
              - General Construction Prerefunded
              06/01/09 @ 100........................ 5.00  06/01/23     104,947
   450,000  Washington Suburban Sanitation District
              - Sewage Disposal..................... 5.25  06/01/07     460,471
 1,000,000  Washington Suburban Sanitation District
              - Sewage Disposal..................... 5.25  06/01/10   1,071,770
   200,000  Washington Suburban Sanitation District
              - Sewage Disposal 2nd Series.......... 4.75  06/01/07     203,432
   475,000  Washington Suburban Sanitation District
              - Water Supply........................ 4.38  06/01/07     480,976
   500,000  Washington Suburban Sanitation District
              - Water Supply........................ 4.25  06/01/10     516,235
   500,000  Washington Suburban Sanitation District
              - Water Supply 2nd Series............. 3.00  06/01/11     483,235
                                                                    -----------
                                                                     32,134,948
                                                                    -----------
Revenue Bonds - 55.5%
   635,000  Baltimore Maryland Certificates of
              Participation - Emergency Telecom
              Facilities Series A AMBAC Insured..... 4.70  10/01/06     639,909
   925,000  Baltimore Maryland Convention Center
              MBIA Insured.......................... 5.00  09/01/19     974,127
   500,000  Baltimore Maryland Convention Center SR
              Series A.............................. 5.25  09/01/19     553,420
   185,000  Carroll County Maryland Fairhaven &
              Copper Ridge Series A RADIAN Insured.. 5.20 01/01/10 194,302 170,000 Frederick County Maryland Educational
              Facilities Revenue Mount Saint Mary's
              College Series A...................... 4.55  09/01/06     170,632
   170,000  Frederick County Maryland Educational
              Facilities Revenue Mount Saint Mary's
              College Series A...................... 4.65  09/01/07     171,941
   400,000  Frederick County Maryland Educational
              Facilities Revenue Mount Saint Mary's
              College Series A...................... 4.80  09/01/09     409,812
   400,000  Frederick County Maryland Educational
              Facilities Revenue Mount Saint Mary's
              University Financing Series B MBIA
              Insured............................... 5.63  09/01/38     418,808
   175,000  Maryland Community Development
              Administration - Residential Program
              Series A.............................. 4.05  09/01/07     174,862
 1,000,000  Maryland Community Development
              Administration - Single Family
              Program 1st Series.................... 4.65  04/01/12   1,034,830
   500,000  Maryland Community Development
              Administration - Single Family
              Program 1st Series.................... 4.75  04/01/13     517,330
   250,000  Maryland Community Development
              Administration Series D............... 2.65  09/01/07     247,255
   500,000  Maryland Department of Transportation... 4.25  02/15/18     512,455

  500,000 Maryland Department of Transportation...... 5.00 11/01/08     520,330
  500,000 Maryland Department of Transportation...... 5.00 12/15/08     521,220
  500,000 Maryland Department of Transportation...... 5.50 02/01/10     537,595
  455,000 Maryland Department of Transportation...... 5.00 05/01/12     490,540
1,000,000 Maryland Department of Transportation...... 5.25 12/15/16   1,125,120
  900,000 Maryland Department of Transportation 2nd
            Issue.................................... 3.00 06/01/11     861,876
1,050,000 Maryland Department of Transportation 2nd
            Issue.................................... 4.00 06/01/13   1,073,205
1,850,000 Maryland Department of Transportation
            Prerefunded 12/15/08 @ 100............... 5.50 12/15/11   1,953,600
  255,000 Maryland Economic Development Corporation
            - Bowie State University Project......... 4.00 06/01/09     254,332
  500,000 Maryland Economic Development Corporation
            - Maryland Department of Transportation
            Headquarters............................. 5.00 06/01/15     536,905
  250,000 Maryland Economic Development Corporation
            - University of Maryland College Park
            Project College Park Project............. 4.00 06/01/09     250,800
  340,000 Maryland Economic Development Corporation
            - University of Maryland College Park
            Project.................................. 4.25 06/01/10     343,478
  700,000 Maryland Economic Development Corporation
            - University of Maryland College Park
            Project AMBAC Insured.................... 4.00 07/01/08     707,700
  300,000 Maryland Economic Development Corporation
            - University of Maryland College Park
            Project AMBAC Insured.................... 5.38 07/01/12     325,500
  430,000 Maryland Economic Development Corporation
            - University of Maryland Series A........ 4.00 10/01/08     432,408
  245,000 Maryland Economic Development Corporation
            - University of Maryland Series A........ 4.50 10/01/11     244,836
  410,000 Maryland Economic Development Corporation
            - University Village Sheppard Pratt ACA
            Insured.................................. 4.75 07/01/07     415,863
  500,000 Maryland Health & Higher Educational
            Facilities - Adventist Health Care
            Series A................................. 5.00 01/01/14     521,875
  500,000 Maryland Health & Higher Educational
            Facilities - Board of Child Care......... 4.50 07/01/12     517,115
  450,000 Maryland Health & Higher Educational
            Facilities - Bullis School FSA Insured... 5.00 07/01/13 482,049 100,000 Maryland Health & Higher Educational
            Facilities - Bullis School FSA Insured... 5.00 07/01/15 106,983 120,000 Maryland Health & Higher Educational
            Facilities - Carroll County General
            Hospital................................. 4.25 07/01/08     121,517
  250,000 Maryland Health & Higher Educational
            Facilities - Carroll County General
            Hospital................................. 4.63 07/01/10     257,767
  500,000 Maryland Health & Higher Educational
            Facilities - Carroll County General
            Hospital................................. 5.00 07/01/13     524,450
  500,000 Maryland Health & Higher Educational
            Facilities - Charity Obligated Group
            Series A................................. 4.75 11/01/14     513,740
  500,000 Maryland Health & Higher Educational
            Facilities - Civista Medical System
            RADIAN Insured........................... 4.50 07/01/28     490,300
  400,000 Maryland Health & Higher Educational
            Facilities - Frederick Memorial Hospital. 3.60 07/01/08 399,896 450,000 Maryland Health & Higher Educational
            Facilities - Frederick Memorial Hospital. 4.20 07/01/11 455,242 250,000 Maryland Health & Higher Educational
            Facilities - Goucher College............. 4.50 07/01/19     252,500
  500,000 Maryland Health & Higher Educational
            Facilities - Greater Baltimore Medical
            Center................................... 5.00 07/01/20     518,085
  300,000 Maryland Health & Higher Educational
            Facilities - Johns Hopkins Health System
            AMBAC Insured............................ 5.10 07/01/10     311,526
  500,000 Maryland Health & Higher Educational
            Facilities - Johns Hopkins Hospital...... 5.00 05/15/10     527,015
  900,000 Maryland Health & Higher Educational
            Facilities - Johns Hopkins Hospital...... 5.00 05/15/11     956,853
  500,000 Maryland Health & Higher Educational
            Facilities - Johns Hopkins Hospital...... 4.60 05/15/14     516,820
  100,000 Maryland Health & Higher Educational
            Facilities - Johns Hopkins Hospital...... 4.70 05/15/15     103,593
   90,000 Maryland Health & Higher Educational
            Facilities - Johns Hopkins University
            Prerefunded 07/01/09 @ 101............... 6.00 07/01/39      98,117
  250,000 Maryland Health & Higher Educational
            Facilities - Johns Hopkins University
            Series A................................. 4.00 07/01/08     252,975
  500,000 Maryland Health & Higher Educational
            Facilities - Johns Hopkins University
            Series A................................. 5.00 07/01/10     531,290
  250,000 Maryland Health & Higher Educational
            Facilities - Johns Hopkins University
            Series A................................. 5.00 07/01/12     265,798
  250,000 Maryland Health & Higher Educational
            Facilities - Johns Hopkins University
            Series A................................. 5.00 07/01/13     265,860
  235,000 Maryland Health & Higher Educational
            Facilities - Kennedy Krieger Institute... 3.88 07/01/10 235,409 535,000 Maryland Health & Higher Educational
            Facilities - Kennedy Krieger Institute... 5.30 07/01/12 551,579 200,000 Maryland Health & Higher Educational
            Facilities - Kennedy Krieger Institute... 4.38 07/01/13 203,384 575,000 Maryland Health & Higher Educational
            Facilities - Lifebridge Health Series A.. 5.00 07/01/08 593,486 1,000,000 Maryland Health & Higher Educational
            Facilities - Lifebridge Health Series A.. 5.00 07/01/10 1,051,040 1,000,000 Maryland Health & Higher Educational
            Facilities - Medstar Health.............. 5.00 08/15/09   1,042,220
  250,000 Maryland Health & Higher Educational
            Facilities - McLean School............... 5.00 07/01/08     253,250
1,000,000 Maryland Health & Higher Educational
            Facilities - Penilsula Regular Medical
            Center................................... 5.00 07/01/26   1,052,340
  600,000 Maryland Health & Higher Educational
            Facilities - Pickersgill Series A
            Prerefunded 01/01/07 @ 102............... 5.85 01/01/10     623,652
  635,000 Maryland Health & Higher Educational
            Facilities - Sheppard Pratt Series A..... 3.00 07/01/09     618,496
  430,000 Maryland Health & Higher Educational
            Facilities - Sheppard Pratt Series A..... 3.30 07/01/10     420,106
  250,000 Maryland Health & Higher Educational
            Facilities - Union Hospital of Cecil
            County................................... 3.75 07/01/08     251,078
1,000,000 Maryland Health & Higher Educational
            Facilities - University of Maryland
            Medical System........................... 5.00 07/01/09   1,021,330
  750,000 Maryland Health & Higher Educational
            Facilities - University of Maryland
            Medical System........................... 5.00 07/01/12     781,575
  805,000 Maryland Industrial Development Financing
            Authority - American Center for Physics.. 3.95 12/15/07 811,883 500,000 Maryland Industrial Development Financing
            Authority - Holy Cross Health System
            Corp..................................... 5.50 12/01/08     523,630
  500,000 Maryland Industrial Development Financing
            Authority - National Aquarium Baltimore
            Series B................................. 4.50 11/01/14     515,765
  500,000 Maryland Transportation Authority FSA
            Insured.................................. 5.00 07/01/10     529,425
  500,000 Maryland Water Quality Financing Series A.. 5.00 09/01/15 550,355 500,000 Montgomery County Maryland - Germantown
            Indoor Swim Center Project............... 2.50 04/01/08     486,205
  500,000 Montgomery County Maryland - Housing
            Opportunity Commission Aston Woods
            Apartments Series A Multi-Family Revenue. 4.90 05/15/31 520,300 325,000 Montgomery County Maryland - Housing
            Opportunity Commission Series A Single
            Family Mortgage.......................... 2.85 07/01/07     322,667
  120,000 Montgomery County Maryland - Housing
            Opportunity Commission Series A Single
            Family Mortgage.......................... 4.15 07/01/08     120,308
  200,000 Montgomery County Maryland - Housing
            Opportunity Commission Series A Multi-
            Family Mortgage.......................... 5.40 07/01/11     211,954
  500,000 Montgomery County Maryland - Solid Waste
            Disposal Series A AMBAC Insured.......... 3.25 06/01/08     497,805
1,000,000 University of Maryland System Auxiliary
            Facility & Tuition Revenue Series A...... 5.00 04/01/08   1,031,910
  485,000 University of Maryland System Auxiliary
            Facility & Tuition Revenue Series A...... 4.00 10/01/08     491,848
  440,000 University of Maryland System Auxiliary
            Facility & Tuition Revenue Series A...... 5.00 04/01/10     465,546
  500,000 University of Maryland System Auxiliary
            Facility & Tuition Revenue Series A...... 5.00 04/01/13     541,500
  185,000 University of Maryland System Auxiliary
            Facility & Tuition Revenue Series A
            Prerefunded 04/01/07 @ 101............... 5.00 04/01/09     190,034
  190,000 University of Maryland System Auxiliary
            Facility & Tuition Revenue Series A
            Prerefunded 04/01/07 @ 101............... 5.00 04/01/10     195,170
  680,000 University of Maryland System Auxiliary
            Facility & Tuition Revenue Unrefunded
            Balance Series A......................... 5.00 04/01/09     697,469
  310,000 University of Maryland System Auxiliary
            Facility & Tuition Revenue Unrefunded
            Balance Series A......................... 5.00 04/01/10     317,896
                                                                    -----------
                                                                     43,326,972
                                                                    -----------
Total Municipal Bonds (Cost $75,177,625)                             75,461,920

Shares
------
Short-Term Investments - 2.4%
Money Market Fund - 2.3%
1,811,187 CitiFunds Inst Tr - Citi Inst Tax-Free
            Reserves (Cost $1,811,187)............... 3.00            1,811,187

Principal
---------
Money Market Deposit Account - 0.1%
  $40,000 Citibank Money Market Desposit Account
            (Cost $40,000)........................... 4.17               40,000
                                                                    -----------
Total Short-Term Investments (Cost $1,851,187).......               $ 1,851,187
                                                                    -----------
Total Investments - 99.1% (Cost $77,028,812)*........               $77,313,107
Other Assets and Liabilities, Net - 0.9%.............                   748,056
                                                                    -----------
NET ASSETS - 100.0%..................................               $78,061,163
                                                                    ===========
--------
ACA    American Capital Access
AMBAC  American Municipal Bond Assurance Corporation
FGIC   Financial Guaranty Insurance Corporation
FSA    Financial Security Assurance
MBIA   Municipal Bond Insurance Association
RADIAN Radian Asset Assurance
       Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation............. $ 838,845
             Gross Unrealized Depreciation.............  (554,550)
                                                        ---------
             Net Unrealized Appreciation (Depreciation) $ 284,295
                                                        =========

BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
2/28/2006 (Unaudited)

Face Amount          Security Description            Rate  Maturity    Value
-----------          --------------------            ----  -------- -----------
Asset Backed Securities - 3.1%
  $767,052  California Infrastructure SCE Series
              97-1-A6............................... 6.38% 09/25/08 $   771,426
   368,420  Honda Auto Receivables Owner Trust
              Series 03-5-A3........................ 2.30  10/18/07     365,787
 2,865,000  WFS Financial Owner Trust Series 03-4-A4 3.15  05/20/11   2,814,385
                                                                    -----------
Total Asset Backed Securities (Cost $3,968,203).....                  3,951,598
                                                                    -----------
Corporate Bonds & Notes - 22.8%
 1,500,000  Allfirst Financial, Inc................. 7.20  07/01/07   1,538,793
 2,000,000  America Movil SA de CV.................. 5.50  03/01/14   1,979,970
 1,250,000  American Axle & Manufacturing, Inc...... 5.25  02/11/14     989,011
 1,775,000  American Express Centurion+............. 4.65  11/16/07   1,778,151
 1,000,000  Baltimore Gas & Electric MTN............ 6.75  06/05/12   1,061,291
 2,000,000  Berkley (WR) Corp....................... 5.13  09/30/10   1,971,622
   700,000  Block Financial Corp.................... 8.50  04/15/07     721,973
 3,125,000  Block Financial Corp.................... 5.13  10/30/14   2,920,453
 1,900,000  Comcast Cable Communications............ 7.13  06/15/13   2,052,045
 1,000,000  Comcast Corp............................ 6.50  01/15/15   1,048,469
 1,000,000  General Electric Capital Corp. MTN
              Series A.............................. 6.88  11/15/10   1,069,614
   235,000  General Electric Capital Corp. MTN
              Series A+............................. 4.29  12/01/36     232,876
 1,550,000  General Electric Co..................... 5.00  02/01/13   1,536,238
 2,000,000  Kraft Foods, Inc........................ 5.25  06/01/07   1,999,430
 2,055,000  MBNA America Bank NA.................... 7.13  11/15/12   2,269,106
 1,300,000  Merrill Lynch & Co...................... 4.00  09/15/08   1,278,793
 4,000,000  SLM Corp.+.............................. 5.63  02/01/10   3,889,240
   800,000  Wilmington Trust Corp................... 6.63  05/01/08     826,208
                                                                    -----------
Total Corporate Bonds & Notes (Cost $29,658,632)....                 29,163,283
                                                                    -----------
US Government & Agency Obligations - 63.8%
FFCB - 1.6%
 2,000,000  FFCB.................................... 6.00  06/11/08   2,049,266
                                                                    -----------
FHLB Notes - 11.5%
 2,000,000  FHLB.................................... 4.15  07/05/07   1,979,742
 3,000,000  FHLB.................................... 5.13  12/29/14   2,941,812
 3,000,000  FHLB Series RF-07....................... 6.75  08/15/07   3,076,647
 1,919,695  FHLB Series TQ-2015-A................... 5.07  10/20/15   1,902,955
 2,500,000  FHLB Series WJ-11....................... 4.00  12/19/11   2,374,523
 2,439,630  FHLB Series 0606-Y...................... 5.27  12/28/12   2,451,999
                                                                    -----------
                                                                     14,727,678
                                                                    -----------
Mortgage Backed Securities - 35.5%
 2,294,798  FHLMC Pool # 1B0889+.................... 4.51  05/01/33   2,264,270
 4,219,891  FHLMC Pool # 1J0203+.................... 5.22  04/01/35   4,198,154
 2,493,862  FHLMC Pool # A40782..................... 5.00  12/01/35   2,417,981
    32,175  FHLMC Pool # C00210..................... 8.00  01/01/23      34,502
   246,771  FHLMC Pool # E20099..................... 6.50  05/01/09     251,319
 2,059,195  FHLMC Pool # E93051..................... 5.50  12/01/17   2,069,012
    12,001  FHLMC Pool # G10049..................... 8.00  10/01/07      12,216
   186,046  FHLMC Pool # G10543..................... 6.00  06/01/11     188,439
   179,115  FHLMC Pool # G10682..................... 7.50  06/01/12     187,141
   156,885  FHLMC Pool # G10690..................... 7.00  07/01/12     161,784
 6,329,160  FHLMC Pool # G11649..................... 4.50  02/01/20   6,137,515
 1,867,540  FHLMC Pool # M80814..................... 5.00  05/01/10   1,858,222
 1,852,913  FHLMC Pool # M80931..................... 5.50  08/01/11   1,847,803
 1,800,273  FHLMC Pool # M90831..................... 4.00  08/01/08   1,760,267
   921,517  FHLMC Pool # M90747..................... 5.50  08/01/07     926,197
 2,652,482  FHLMC Series 2782-PA.................... 4.00  11/15/33   2,495,404
   653,833  FNMA Pool # 254089...................... 6.00  12/01/16     666,964
    89,310  FNMA Pool # 326570...................... 7.00  02/01/08      90,351
   120,742  FNMA Pool # 409589...................... 9.50  11/01/15     129,728
   453,811  FNMA Pool # 433646...................... 6.00  10/01/13     462,684
   265,240  FNMA Pool # 539082...................... 7.00  08/01/28     275,191
    40,947  FNMA Pool # 572448...................... 7.00  03/01/27      42,519
   479,298  FNMA Pool # 625536...................... 6.00  01/01/32     484,888

   378,516 FNMA Pool # 628837....................... 6.50 03/01/32      388,453
 1,844,576 FNMA Pool # 663238....................... 5.50 09/01/32    1,831,893
 2,427,225 FNMA Pool # 725544....................... 5.50 12/01/17    2,441,364
   623,872 FNMA Pool # 741373+...................... 4.21 12/01/33      615,581
   971,170 FNMA Pool # 744805+...................... 4.52 11/01/33      948,903
 1,200,428 FNMA Pool # 764342+...................... 3.94 02/01/34    1,163,908
 2,019,026 FNMA Pool # 805440....................... 7.00 11/01/34    2,089,201
 1,696,503 FNMA Pool # 848817....................... 5.00 01/01/36    1,649,107
 4,972,385 FNMA Pool # 866920....................... 5.40 02/01/36    4,963,341
   127,478 GNMA Pool # 487110....................... 6.50 04/15/29      133,081
    23,852 GNMA Pool # 571166....................... 7.00 08/15/31       24,933
   200,069 GNMA Pool # 781186....................... 9.00 06/15/30      219,399
                                                                   ------------
                                                                     45,431,715
                                                                   ------------
US Treasury Securities - 15.2%
10,000,000 US Treasury Bill#........................ 4.32 04/13/06    9,948,050
 4,330,000 US Treasury Inflation Index.............. 2.00 01/15/14    4,616,122
 5,000,000 US Treasury Note......................... 4.25 08/15/15    4,872,270
                                                                   ------------
                                                                     19,436,442
                                                                   ------------
Total US Government & Agency Obligations
  (Cost $82,544,083)................................                 81,645,101
                                                                   ------------
Short-Term Investments - 9.8%
Certificate of Deposit - 2.4%
 3,000,000 Deutsche Bank+........................... 4.69 04/05/07    3,000,000
                                                                   ------------
Shares
------
Money Market Fund - 7.4%............................
 9,515,393 Citi(SM) Institutional Liquid Reserves
             Class A (Cost $9,515,393)..............                  9,515,393
Total Short-Term Investments (Cost $12,515,393).....                 12,515,393
                                                                   ------------
Total Investments - 99.5% Cost ($128,704,311)*......               $127,275,375
Other Assets and Liabilities, Net - 0.5%............                    631,797
                                                                   ------------
NET ASSETS - 100.0%.................................               $127,907,172
                                                                   ============
--------
FFCB  Federal Farm Credit Bank
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
GNMA  Government National Mortgage Association
MTN   Medium Term Note
+     Variable rate security.
#     Yields shown are annualized yields at time of purchase.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation............. $   350,876
            Gross Unrealized Depreciation.............  (1,779,812)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $(1,428,936)
                                                       ===========

MASTRAPASQUA GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (Unaudited)

  Shares                   Security Description                      Value
  ------                   --------------------                    ----------
  Common Stock - 98.8%
  Aerospace and Defense -2.3%
   1,000 Rockwell Collins, Inc.................................... $   53,150
   5,800 United Technologies Corp.................................    339,300
                                                                   ----------
                                                                      392,450
                                                                   ----------
  Amusement and Recreation Services - 2.1%
   5,100 Harrah's Entertainment, Inc..............................    366,792
                                                                   ----------
  Automation - 0.6%
   1,500 Rockwell Automation, Inc.................................    102,255
                                                                   ----------
  Business Services - 16.3%
  13,200 Accenture, Ltd., Class A.................................    431,112
  31,000 Akamai Technologies, Inc.+...............................    821,500
  10,000 Autodesk, Inc............................................    376,500
   6,500 Monster Worldwide, Inc.+.................................    318,240
  12,100 VeriSign, Inc.+..........................................    286,286
  10,200 Yahoo!, Inc.+............................................    327,012
   3,000 3M Co....................................................    220,770
                                                                   ----------
                                                                    2,781,420
                                                                   ----------
  Chemicals & Allied Products - 16.1%
   3,400 Alcon, Inc...............................................    391,544
   7,500 Amgen, Inc.+.............................................    566,175
   5,500 Genentech, Inc.+.........................................    471,295
   7,500 Genzyme Corp.+...........................................    520,050
   5,900 Invitrogen Corp.+........................................    418,487
   1,000 PDL BioPharmam, Inc.+....................................     31,310
   6,500 Praxair, Inc.............................................    350,870
                                                                   ----------
                                                                    2,749,731
                                                                   ----------
  Eating and Drinking Places - 3.3%
  15,400 Starbucks Corp.+.........................................    559,328
                                                                   ----------
  Electronic & Other Electrical Equipment & Components, Except
  Computer Equipment - 13.7%
   9,300 Analog Devices, Inc......................................    354,702
  15,000 Broadcom Corp., Class A+.................................    676,350
   3,000 Emerson Electric Co......................................    245,430
  25,000 Motorola, Inc............................................    535,000
     500 SunPower Corp., Class A+.................................     21,950
  17,000 Texas Instruments, Inc...................................    507,450
                                                                   ----------
                                                                    2,340,882
                                                                   ----------
  Engineering - 3.1%
   6,200 Jacobs Engineering Group, Inc.+..........................    531,588
                                                                   ----------
  Industrial & Commercial Machinery & Computer Equipment - 8.2%
   7,200 Caterpillar, Inc.........................................    526,176
  35,000 EMC Corp.+...............................................    490,700
   4,600 L-3 Communications Holdings, Inc.........................    382,306
                                                                   ----------
                                                                    1,399,182
                                                                   ----------
  Insurance - 2.5%
   7,500 ACE Ltd..................................................    417,975
                                                                   ----------
  Manufacturing - 2.4%
  10,000 Honeywell International, Inc.............................    409,500
                                                                   ----------
  Measuring, Analyzing & Controlling Instruments; Photographic,
  Medical & Optical Goods - 6.6%
   7,000 Affymetrix, Inc.+........................................    248,570
  16,900 Agilent Technologies, Inc.+..............................    608,400
   6,000 St. Jude Medical, Inc.+..................................    273,600
                                                                   ----------
                                                                    1,130,570
                                                                   ----------

Medical Information - 1.5%
   6,000   Cerner Corp.+............................................     249,780
                                                                     -----------
Medical Products - 1.0%
   1,000   Hologic, Inc.+...........................................      47,830
   2,000   Varian Medical Systems, Inc.+............................     115,760
                                                                     -----------
                                                                         163,590
                                                                     -----------
Miscellaneous Retail - 4.5%
  12,000   eBay, Inc.+..............................................     480,720
   6,300   Walgreen Co..............................................     282,618
                                                                     -----------
                                                                         763,338
                                                                     -----------
Oil & Gas Extraction - 10.6%
   1,000   BJ Services Co...........................................      31,310
   1,000   Basic Energy Services, Inc.+.............................      23,070
   1,000   Cooper Cameron Corp.+....................................      40,500
   2,000   ENSCO International, Inc.................................      89,380
   6,000   Halliburton Co...........................................     408,000
   5,100   National Oilwell Varco, Inc.+............................     310,488
   6,400   Newfield Exploration Co.+................................     247,360
   5,700   Schlumberger, Ltd........................................     655,500
                                                                     -----------
                                                                       1,805,608
                                                                     -----------
Pharmaceuticals - 1.0%
   2,000   Barr Pharmaceuticals, Inc.+..............................     134,360
   1,000   Onyx Pharmaceuticals, Inc.+..............................      28,500
                                                                     -----------
                                                                         162,860
                                                                     -----------
Software - 2.7%
  10,000   Cognos, Inc.+............................................     382,500
   5,000   Quest Software, Inc.+....................................      72,850
                                                                     -----------
                                                                         455,350
                                                                     -----------
Transportation - 0.3%
   1,000   CH Robinson Worldwide, Inc...............................      44,820
                                                                     -----------
Total Common Stock (Cost $14,578,237)...............................  16,827,019
                                                                     -----------
Short-Term Investments - 1.3%
Money Market Funds - 0.6%
 103,707   Citi/SM /Institutional Liquid Reserves, Class A (Cost
           $103,707)................................................     103,707
                                                                     -----------

Principal
---------
Money Market Deposit Account- 0.7%
$115,168   Citibank Money Market Deposit Account (Cost $115,168)....     115,168
                                                                     -----------
Total Short-Term Investments (Cost $218,875)........................     218,875
                                                                     -----------
Total Investments in Securities - 100.1% (Cost $14,797,112)*........  17,045,894
Other Assets and Liabilities, Net - (0.1)%..........................     (17,497)
                                                                     -----------
NET ASSETS - 100.0%................................................. $17,028,397
                                                                     ===========

--------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consist of:

            Gross Unrealized Appreciation............. $ 3,289,035
            Gross Unrealized Depreciation.............  (1,040,253)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $ 2,248,782
                                                       ===========

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /s/ Simon D. Collier
      -------------------------
      Simon D. Collier,
      President & Principal
      Executive Officer

Date: 4/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      -------------------------
      Simon D. Collier,
      President & Principal
      Executive Officer

Date: 4/26/06

By:   /s/ Carl A. Bright
      -------------------------
      Carl A. Bright, Principal
      Financial Officer

Date: 4/26/06